Implementation of IFRS16 Leases - consolidated statement of income under IFRS 16 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total revenues and other income	$ 64,357	$ 79,593	$ 61,187
Purchases (net of inventory variation)	(29,532)	(38,516)	(28,212)
Operating expenses	(9,660)	(9,528)	(8,763)
Selling, general and administrative expenses	(809)	(758)	(738)
Depreciation, amortisation and net impairment losses	(13,204)	(9,249)	(8,644)
Exploration expenses	(1,854)	(1,405)	(1,059)
Net operating income/(loss)	9,299	20,137	13,771
Finance Income Cost	(7)	(1,263)	(351)
Income / (loss) before tax	9,292	18,874	13,420
Income tax	(7,441)	(11,335)	(8,822)
Net income/(loss)	1,851	$ 7,538	$ 4,598
IAS 17 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total revenues and other income	64,127
Purchases (net of inventory variation)	(29,532)
Operating expenses	(10,179)
Selling, general and administrative expenses	(825)
Depreciation, amortisation and net impairment losses	(12,476)
Exploration expenses	(1,854)
Net operating income/(loss)	9,261
Finance Income Cost	87
Income / (loss) before tax	9,348
Income tax	(7,421)
Net income/(loss)	1,927
IFRS 16 Adjustments [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total revenues and other income	230
Purchases (net of inventory variation)	0
Operating expenses	519
Selling, general and administrative expenses	16
Depreciation, amortisation and net impairment losses	(728)
Exploration expenses	0
Net operating income/(loss)	38
Finance Income Cost	(94)
Income / (loss) before tax	(56)
Income tax	(20)
Net income/(loss)	$ (76)